Share-based Compensation	12 Months Ended
Dec. 31, 2025
Share-based Compensation
Share-based Compensation
11	Share-based Compensation

The Company adopted 2013 Employee Stock Option Plan (the “2013 Plan”), 2014 Employee Stock Option Plan (the “2014 Plan”, collectively the “Pre-IPO Plans”). In May 2016, the Company adopted the 2016 Share Incentive Plan (“2016 Plan”). The Pre-IPO Plans and 2016 Plan allow the plan administrator to grant stock options, share appreciation rights, dividend equivalent right, restricted share units and restricted shares to employees, directors and consultants of the Company and its affiliates, up to a maximum of 36,229,922 and 4,600,000 Class A ordinary shares, respectively, plus (i) an annual increase, on the first day of each fiscal year from 2017 through 2026, equal to 1.5% of the total outstanding share capital of the Company as of December 31 of the immediately preceding calendar year, and (ii) an annual increase, on the first day of each fiscal year beginning in 2027, equal to 1.2% of the total outstanding share capital of the Company as of December 31 of the immediately preceding calendar year, or, in each case, such lesser number of Class A ordinary shares as may be determined by our board of directors, during the term of the Amended and Restated 2016 Plan. If an award under the Pre-IPO Plans terminates, expires or lapses, or is cancelled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2016 Plan. As of December 31, 2025, after consideration of adjustments for the annual increase and other changes, a total of 53,645,627 Class A ordinary shares are available under the plans.

Under the 2013 Plan and 2014 Plan, the Company granted options to employees. All options granted have a contractual term of ten years, and most of options vest over a three-year or four-year requisite service period, depending on the terms of each award agreement. And granted options generally follow one of the three vesting schedules (“Schedule A”, “Schedule B”, “Schedule C”) below:

●	Schedule A: one half (½) of which vest upon the second anniversary of the date of vesting commencement date and 25% of the options vest at the third and fourth anniversary respectively;
●	Schedule B: 25% of the options vest at each of the four anniversaries;
●	Schedule C: 33% of the options vest at each of the three anniversaries;

The Company granted restricted share units (“RSUs”) under the 2016 Plan. Most of RSUs vest over a period of two-year or four-year requisite service period. And granted RSUs generally follow one of the four vesting schedules (“Schedule D”, “Schedule E”, “Schedule F”, “Schedule G”) below:

●	Schedule D: one half (½) of which vest upon the second anniversary of the date of vesting commencement date and 25% of the options vest at the third and fourth anniversary respectively
●	Schedule E: 25% of the RSUs vest at each of the four anniversaries;
●	Schedule F: 25% of the RSUs vest at each half year of the two anniversaries;
●	Schedule G: 33.33% of the RSUs vest at each of the three anniversaries;

For the years ended December 31, 2023, 2024 and 2025, total share-based compensation expenses recognized were US$910, US$934 and US$1,331, respectively. As of December 31, 2025, the unrecognized compensation cost was US$2,590. These amounts are expected to be recognized over a weighted average period of 2.14 years.

11	Share-based Compensation (Continued)

Share-based compensation expenses were allocated to operating expenses as follows:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Sales and marketing expenses	(149)	(117)	(322)
Product development expenses	(179)	(118)	(53)
General and administrative expenses	(582)	(699)	(956)
Total	(910)	(934)	(1,331)

Stock options

The Group uses the Binomial option pricing model to estimate the fair value of stock options. The assumptions used to value the Company’s option grants were as follows:

For the years ended December 31,
	2023	2024	2025
Stock options:
Contractual term (in years)	—	10.01-10.01	—
Expected volatility	—	47.3%-60.2%	—
Exercise multiple	—	2.2-2.8	—
Expected dividend yield	—	—	—
Risk-free interest rate (per annum)	—	1.5%-2.6%	—
Expected forfeiture rate (post-vesting)	—	—	—

The Group estimated the risk-free rate based on the yield to maturity of U.S. treasury bonds denominated in USD at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

The following table sets forth the summary of option activities under the Company’s 2013 Plan and 2014 Plan:

			Weighted
		Weighted	Average
		Average	Remaining		Weighted Average
	Options	Exercise	Contractual	Aggregate Intrinsic	Grant Date Fair
	Outstanding	Price	Life	Value	Value
		US$	(In years)	US$	US$
December 31, 2023	9,202,075	0.1080	2.45	238	0.3858
Granted	561,600	0.0167	—	—	0.0532
Exercised	(807,000)	0.1455	—	—	0.5697
Expired	—	—	—	—	—
Forfeited or cancelled	(39,500)	0.2552	—	—	0.3462
December 31, 2024	8,917,175	0.0982	1.73	2,171	0.3484
Granted	—	—	—	—	—
Exercised	(2,615,760)	0.0836	—	—	0.3936
Expired	—	—	—	—	—
Forfeited or cancelled	(299,260)	0.0652	—	—	0.4161
December 31, 2025	6,002,155	0.1062	0.55	1,413	0.3253
Vested and expected to vest as of December 31, 2025	6,002,155	0.1438	0.55	1,188	0.3796
Exercisable as of December 31, 2025	6,002,095	0.1438	0.55	1,188	0.3796

The aggregate intrinsic value is calculated as the difference between the estimated fair value of the underlying stock at each reporting date and the exercise price of the underlying awards.

11Share-based Compensation (Continued)

RSUs

The following table sets forth the summary of the restricted share units’ activities in 2024 and 2025:

	Number of	Weighted Average
	RSUs	Grant Date Fair Value
		US$
December 31, 2023	11,217,853	0.14
Granted	5,459,920	0.15
Vested	(6,687,180)	0.14
Forfeited	(967,474)	0.13
December 31, 2024	9,023,119	0.14
Granted	7,304,698	0.39
Vested	(5,649,420)	0.17
Forfeited	(119,479)	0.69
December 31, 2025	10,558,918	0.29